Nature of Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Detailed Information about Expenses by Nature

Supporting Information

Expenses by nature were comprised of:

	Cost of Goods Sold		Other		Total
	2018	2017	2018	2017	2018	2017
		(Note 33)		(Note 33)		(Note 33)
Purchased and produced raw materials and product for resale [1]	$11,145	$1,724	$–	$–	$11,145	$1,724
Depreciation and amortization	1,038	655	554	37	1,592	692
Employee costs [2]	713	563	1,236	113	1,949	676
Freight (direct and indirect)	303	–	631	372	934	372
Impairment of property, plant and equipment (Note 16)	–	305	–	–	–	305
Offsite warehouse costs [3]	–	–	69	47	69	47
Railcar and vessel costs [3]	–	–	131	102	131	102
Merger and related costs	–	–	170	84	170	84
Other operating leases	38	–	110	–	148	–
Fleet fuel, repairs and maintenance	–	–	183	–	183	–
Other	143	69	699	121	842	190
Total	$13,380	$3,316	$3,783	$876	$17,163	$4,192
Expenses included in:
Freight, transportation and distribution					$864	$537
Cost of goods sold					13,380	3,316
Selling expenses					2,337	29
General and administrative expenses					539	185
Other expenses					43	125

1

Significant expenses include: contract services, supplies, energy, fuel, purchases of raw material (natural gas – feedstock, sulfur, ammonia and reagents) and product for resale (crop nutrients and protection products, and seed).

2

Includes employee benefits and share-based compensation. In 2018, employee costs also include a $157 gain on curtailment of defined benefit pension and other post-retirement benefit plans (“Defined Benefit Plans Curtailment Gain”) as described in Note 28.

3	Includes expenses relating to operating leases.